Subsequent events (Details Narrative) - USD ($) $ in Thousands	Apr. 29, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Share capital subscription receivable		$ (2,489)	$ (589)
Subsequent Events
Statement [Line Items]
Share capital subscription receivable	$ 1,900